Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Lab equipment	$33,073	$23,491
Office equipment	3,144	2,928
Furniture and fixtures	1,318	1,340
Leasehold improvements	14,837	10,629
Assets under construction	2,139	14,321
Less: accumulated depreciation	(20,549)	(14,663)
Total property and equipment, net	$33,962	$38,046